Supplemental information on statement of cash flows	6 Months Ended
Jun. 30, 2018
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Supplemental information on statement of cash flows
26.	Supplemental information on statement of cash flows

	Jan-Jun/2018	Jan-Jun/2017
Additional information on cash flows:
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	445	483
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	42	52
Provision/(reversals) for decommissioning costs	24	30
Use of deferred tax and judicial deposit for the payment of contingency	8	306